Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net (loss) income and total assets, which include the following:
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Trust Account	$8,330,835	$10,873,406
Cash	$16,204	$4,519
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$(1,351,038)	$(1,508,683)
Interest earned on the Trust Account	$425,416	$2,248,538